UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss	$ (1,399,040)	$ (311,513)
Interest earned on marketable securities held in Trust Account	(3,346)	(6,395)
Changes in operating assets and liabilities:
Prepaid expense	17,499	(106,316)
Accounts payable	347,635	5,109
Accrued expenses	642,230	112,579
Net cash used in operating activities	(395,022)	(306,536)
Cash Flows from Investing Activities :
Investment of cash into Trust Account		(135,700,000)
Net cash used in investing activities		(135,700,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor in a Private Placement, gross		4,714,000
Proceeds from issuance of Class A redeemable common stock, net of issuance costs, gross		135,700,000
Proceeds from issuance of Class B Common Stock, gross		25,000
Payment of offering costs		(3,337,908)
Repayment of related party note		(277,687)
Net cash provided by financing activities		137,101,092
Net Change in Cash	(395,022)	1,094,556
Cash - beginning of the period	1,094,556	0
Cash - end of the period	699,534	1,094,556
Supplemental disclosure of noncash activities
Initial classification of Class A common stock subject to possible redemption	127,365,550	127,365,550
Change in value of Class A common stock subject to possible redemption	$ 1,724,520	(325,480)
Deferred underwriting commissions in connection with the initial public offering		$ 4,749,500